Business Combinations - Summary of Valuation Techniques Used For Measuring The Fair Value Of Material Assets Acquired (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Land and buildings [member] | Market comparison technique and cost technique
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Valuation technique		Market comparison technique and cost technique: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.
Land and buildings [member] | Market prices for comparable sites | Market comparison technique and cost technique
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs		Market prices for comparable sites
Land and buildings [member] | Average rebuild cost | Market comparison technique and cost technique
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs		Average rebuild cost
Customer Relationship [Member] | Excess earnings method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Valuation technique	Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.	Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.
Customer Relationship [Member] | Forecasts | Excess earnings method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs	Forecasted revenue attributable to existing customers and relationships	Forecasted revenue attributable to existing customers and relationships
Customer Relationship [Member] | Annual Attrition Rate [Member] | Excess earnings method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs	Annual attrition rate	Annual attrition rate
Customer Relationship [Member] | Forecasted Operating Margin [Member] | Excess earnings method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs	Forecasted operating margin	Forecasted operating margin
Customer Relationship [Member] | Discount Rate Measurement Input [Member] | Excess earnings method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs	Discount rate	Discount rate
Trademarks | Relief from Royalty Method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Valuation technique		Relief from royalty method: The valuation model considers the discounted estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Trademarks | Forecasted revenue associated with the trademarks | Relief from Royalty Method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs		Forecasted revenue associated with the trademarks
Trademarks | Royalty rate | Relief from Royalty Method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs		Royalty rate
Trademarks | Discount rate | Relief from Royalty Method
Valuation techniques Used For Measuring The Fair Value Of Material Assets Acquired In Busniess Combination [Line Items]
Key inputs		Discount rate